Note Payable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Note Payable, Net [Abstract]
Schedule of Note Payable

The note payable as of June 30, 2026 is as follows:

June 30, 2026
Principal amount	$1,414,070
Less: unamortized debt issuance costs	(29,761)
Less: unamortized debt discount	(195,609)
Note payable, net	$1,188,700

The bridge loan payable as of December 31, 2025 was as follows:

December 31, 2025
Principal amount	$375,000
Less: unamortized debt issuance costs	(14,441)
Less: unamortized debt discount	(163,218)
Convertible note payable, net	$197,341